Vessels, Net, detail (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016 USD ($) item	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)
Vessel Cost
Vessel Cost, Beginning Balance	$ 1,224,757	$ 1,160,911	$ 1,160,911
Transfers from Advances for vessel acquisitions and vessel under construction	68,859		119,520
Impairment loss			(23,924)
Transfer to Assets held for sale			(31,750)
Vessel Cost,Ending Balance	1,293,616		1,224,757
Accumulated Depreciation
Accumulated Depreciation, Beginning Balance	(236,596)	(200,488)	(200,488)
Impairment loss			11,025
Depreciation	(24,126)	(22,701)	(47,133)
Accumulated Depreciation, Ending Balance	(260,722)		(236,596)
Net Book Value
Net Book Value, Beginning Balance	988,161	960,423	960,423
Transfers from Advances for vessel acquisitions and vessel under construction	68,859		119,520
Impairment loss			(12,899)
Transfer to Assets held for sale			(31,750)
Depreciation	(24,126)	$ (22,701)	(47,133)
Net Book Value, Ending Balance	1,032,894		$ 988,161
Property Plant And Equipment Collateral For Debt	$ 1,032,894
Number of vessels as collateral for debt | item	36